RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS - Net book value of leased property, plant and equipment (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of net book value of leased property, plant and equipment
Leased assets, net	₽ 8,161
Additions to leased assets	3,339	₽ 1,117
Depreciation of leased assets	702	603
Interest expense on leased assets	954	₽ 855
Network and base station equipment
Summary of net book value of leased property, plant and equipment
Leased assets, net	8,098
Office equipment, vehicles and other
Summary of net book value of leased property, plant and equipment
Leased assets, net	₽ 63